Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment loss of goodwill	$ 0	$ 0	$ 0